Segment information (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Segment Reporting Information

		2021
All figures in £ millions	Notes	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Penguin Random House	Group

Sales	3	1,204	713	238	172	849	252	—	3,428

Adjusted operating profit		216	32	15	27	73	22	—	385
Cost of major restructuring		(48)	(48)	(27)	(28)	(63)	—	—	(214)
Intangible charges		(13)	(25)	(3)	(7)	(2)	(1)	—	(51)
Other net gains and losses		—	—	—	(2)	—	65	—	63

Operating profit/(loss)		155	(41)	(15)	(10)	8	86	—	183
Finance costs	6								(68)
Finance income	6								42

Profit before tax									157
Income tax	7								3

Profit for the year									160

Other segment items
Share of results of joint ventures and associates	12	—	(1)	3	(1)	—	—	—	1
Depreciation and impairment	10	92	48	14	9	63	15	—	241
Amortisation and impairment	11, 20	129	67	34	25	165	26	—	446

		2019
All figures in £ millions	Notes	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Penguin Random House	Group

Sales	3	1,280	584	320	185	1,102	398	—	3,869

Adjusted operating profit		252	13	59	31	134	27	65	581
Costs of major restructuring		(38)	(13)	(10)	(7)	(68)	(21)	(2)	(159)
Intangible charges		(23)	(36)	(80)	(9)	—	(3)	(12)	(163)
Other net gains and losses		—	—	—	—	—	16	—	16

Operating profit / (loss)		191	(36)	(31)	15	66	19	51	275
Finance costs	6								(84)
Finance income	6								41

Profit before tax									232
Income tax	7								34

Profit for the year									266

Share of results of joint ventures and associates		—	—	3	—	—	—	51	54
Depreciation and impairment		49	18	8	5	29	14	—	123
Amortisation and impairment		135	62	104	24	172	40	—	537

Summary of Operating Segments in Geographic Areas
The Group operates in the following main geographic areas:

	Sales			Non-current assets
All figures in £ millions	2021	2020	2019	2021	2020
UK	355	319	385	582	669
Other European countries	249	216	244	123	129
US	2,182	2,335	2,417	2,146	2,362
Canada	111	91	105	225	147
Asia Pacific	359	251	441	192	149
Other countries	172	185	277	20	30

Total	3,428	3,397	3,869	3,288	3,486